Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,239	$ 4,976	$ 3,142
Contribution to defined contribution plan	68	94	108
Share based payment	21,984	27,714	14,892
Legal and professional	76	86	150
Total	$ 24,367	$ 32,870	$ 18,292